DEBT - Long-term Debt (Details) $ in Thousands			12 Months Ended		13 Months Ended
	Mar. 24, 2021 USD ($)	Oct. 26, 2020 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($) aircraft	Dec. 31, 2020 USD ($) aircraft	Jun. 30, 2021 USD ($)
DEBT
Carrying Amount			$ 282,463		$ 282,463	$ 287,479
Appraised value of aircraft purchased			292,450		292,450
Notes payable under the Company's 2019-1 EETC agreement
DEBT
Face amount			$ 248,587	$ 248,587	$ 248,587	248,587
Number of used aircrafts purchased or refinanced | aircraft			13		13
Carrying Amount						$ 211,605
Number of aircraft serve as security for loan | aircraft				13
Appraised value of aircraft purchased				$ 292,450
U. S. Department of the Treasury CARES Act Loan
DEBT
Face amount		$ 45,000
Repayment period prior to expiration date of loyalty program		6 months
Repayment of debt	$ 46,260
U. S. Department of the Treasury CARES Act Loan | Adjusted LIBOR Rate
DEBT
Margin (as a percent)		6.50%